Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Total current tax	£ 1,156	£ 3,486	£ 4,351
Deferred tax:
In respect of prior years, deferred tax	(3,535)	(1,746)	(2,715)
Total deferred tax	12	(32)	47
Income tax credit	1,168	3,454	4,398
Current income tax receivable	1,761	4,594	5,123
Deferred tax	117	113
U.K. [member]
Current tax:
In respect of current year	1,279	3,592	4,558
In respect of prior years	(123)	(106)	(206)
Deferred tax:
Current income tax receivable	1,759	4,591	5,121
U.S. [member]
Current tax:
In respect of current year	0	0	(1)
Deferred tax:
In respect of current year, deferred tax	12	(32)	48
In respect of prior years, deferred tax	0	0	(1)
Current income tax receivable	2	3	2
Deferred tax	£ 117	£ 113	£ 143